Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10:- SHAREHOLDERS’ EQUITY

a.	On February 22, 2023, subsequent to the balance sheet date, the Company’s shareholders meeting approved to change the Company’s ordinary shares par value from NIS 0.25 per share to no par value. All par value data in the financial statements and their related notes have been retroactively adjusted for all periods presented to reflect the change.

All ordinary shares have equal rights for all intent and purposes and each ordinary share confers its holder:

1.	The right to be invited and participate in all the Company’s general meetings, both annual and regular, and the right to one vote per ordinary share owned in all votes and in all Company’s general meeting participated.

2.	The right to receive dividends if and when declared and the right to receive bonus shares if and when distributed.

3.	The right to participate in the distribution of the Company’s assets upon liquidation.

b.	Issue of shares and warrants and changes in equity:

1.

On January 9, 2020, the Company entered into warrant exercise agreements (the “Exercise Agreements”) with several accredited investors who are the holders of certain warrants (the “Public Warrants”) to purchase the Company’s ordinary shares, represented by ADSs, pursuant to which the Holders exercised in cash their Public Warrants to purchase up to an aggregate of 22,278,540 ordinary shares having exercise prices ranging from $0.43 to $2.625 per ordinary share issued by the Company, at a reduced exercise price of $0.10 per share, for gross proceeds to the Company of approximately $2,400, prior to deducting placement agent fees and estimated offering expenses.

Under the Exercise Agreements, the Company issued to the warrant holders new unregistered warrants to purchase up to 22,278,540 ordinary shares for an exercise price of $ 0.11 per shares (the “Private Placement Warrants”). The placement agent in the offering also received compensation warrants exercisable for up to 1,559,498 Ordinary share The Private Placement Warrants are immediately exercisable, expire five and one-half years from issuance date and have an exercise price of $ 0.11 per ordinary share, subject to adjustment as set forth therein. The Private Placement Warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants.

Pursuant to the terms of the Exercise Agreements, the warrant holders agreed to exercise the warrants at a reduced exercise price, thereby creating a benefit to these warrant holders. As such, the Company recorded a deemed dividend in the amount of $715.

2.

On February 12, 2020, the Company completed a public offering with certain institutional investors pursuant to which the Company issued and sold (i) 54,750,000 units, each unit consisting of one Ordinary share, and one warrant to purchase one Ordinary share, at a price of $ 0.05 per unit, and (ii) 45,250,020 pre-funded units each pre-funded unit consisting of one pre-funded warrant to purchase one Ordinary share and one warrant, at a price of $ 0.05 per pre-funded unit.

The gross proceeds from the offering were approximately $ 5,000, prior to deducting the placement agent’s fees and estimated offering expenses payable by the Company.

The placement agent in the offering also received compensation warrants exercisable for up to 7,500,000 Ordinary share at an exercise price of $ 0.0625 per Ordinary share expiring on February 10, 2025.

3.	On March 9, 2020, as a result of an exercise of warrants by the investors from the February 2020 offering, the Company issued an aggregate of 20,250,000 ordinary shares, at a price of $0.05 per ordinary share for gross proceeds of $1,012.

4.	On April 28, 2020, a special meeting of shareholders of the Company approved to increase Company’s authorized share capital to 1,000,000,000 ordinary shares of no par value each and on June 7, 2021, a special meeting of shareholders of the Company approved to increase Company’s authorized share capital to 5,000,000,000 ordinary shares of no par value each.

5.	In April and May, 2020, as a result of an exercise of warrants by the investors from the February 2020 offering, the Company issued an aggregate of 31,000,020 ordinary shares, at a price of $0.05 per Ordinary share for gross proceeds of $1,550.

6.

On June 12, 2020, the Company completed a registered direct offering with certain institutional and accredited investors pursuant to which it sold 117,073,200 ordinary shares at a purchase price of $0.07 per Ordinary share for aggregate gross proceeds of approximately $8,000 prior to deducting the placement agent’s fees and estimated offering expenses payable by the Company.

In addition, in a concurrent private placement the investors received unregistered warrants to purchase up to an aggregate of 58,536,600 ordinary shares. The warrants were immediately exercisable and will expire four and a half years from issuance at an exercise price of $0.08 per ordinary share, subject to adjustment as set forth therein. The warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

The placement agent in the offering also received compensation warrants on substantially the same terms as the investors in the offering in an amount equal to 7.5% of the aggregate number of ordinary shares sold in the offering (or warrants to purchase up to an aggregate of 8,780,490 Ordinary share), at an exercise price of $0.08 per ordinary share and a term expiring four and a half years from the date of issuance.

7.

On July 8, 2020, the Company completed a registered direct offering with certain institutional and accredited investors pursuant to which it sold an aggregate of 51,165,000 Ordinary share at a purchase price of $0.06 per Ordinary share for aggregate gross proceeds of approximately $ 3,400 prior to deducting the placement agent’s fees and estimated offering expenses payable by the Company.

In addition, in a concurrent private placement, the investors received unregistered warrants to purchase up to an aggregate of 25,582,500 Ordinary share. The warrants were immediately exercisable and will expire four and a half years from issuance at an exercise price of $0.08 per Ordinary share, subject to adjustment as set forth therein. The warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

The placement agent in the offering also received compensation warrants on substantially the same terms as the investors in the offering in an amount equal to 7.5% of the aggregate number of ADSs sold in the offering (or warrants to purchase up to an aggregate of 3,837,390 Ordinary shares), at an exercise price of $0.08 per Ordinary share and a term expiring.

8.	In December 2020, the Company issued 1,350,000 of its ordinary shares to a consultant in exchange for his services.

9.	In February and March 2021, the Company issued 50,926,830 ordinary shares in exchange for exercise of warrants. Total consideration received by the Company was $ 2,744.

10.	In March 2021, the Company issued 1,050,000 of its ordinary shares to certain consultants in exchange for their services with fair value of $ 68.

11.

On August 16, 2021, the Company completed a registered direct offering with an institutional investor pursuant to which it sold (i) 57,000,000 ordinary shares, and (ii) a pre-funded warrant to purchase 93,000,000 ordinary shares at an offering price of $0.07 per Ordinary share and $0.06 per pre-funded warrant, for aggregate gross proceeds of approximately $10,000 (without taking into account any proceeds from any future exercises of warrants issued in the concurrent private placement), before deducting the placement agent’s fees and other estimated offering expenses payable by the Company.

The Company has also sold to the investor, in a concurrent private placement, unregistered warrants to purchase up to an aggregate of 150,000,000 Ordinary shares. The warrants have an exercise price of $ 0.07 per Ordinary share and are exercisable at any time upon issuance and will expire three years following the effectiveness of an initial resale registration statement registering the ADSs issuable upon the exercise of the warrants.

During the year ended December 31, 2021, the Company received a total of $ 9,997 and issued 57,000,000 ordinary shares and 93,000,000 ordinary shares following the exercise of the pre-funded warrants (issuance expenses were $1,307).

The Company also paid on aggregate of $700 in placement agent fees and expenses and issued 10,500,000 placement agent warrants, at an initial exercise price equal to $0.07 per Ordinary share, on substantially the same terms as the investor warrants, except that the placement agent warrants expire on the earlier of (i) the third-year anniversary of the date on which an initial resale registration statement registering the ordinary shares (or the ADSs) issuable upon the exercise of the warrants becomes effective and (ii) August 11, 2026.

12.

On December 20, 2021, the Company entered into a warrant exercise agreement (the “Exercise Agreement”) with an institutional investor who is the holder of certain existing warrants to purchase Company’s ordinary shares in a registered direct offering consummated in August 2021. Pursuant to the Exercise Agreement, the holder agreed to exercise in cash its warrants to purchase up to an aggregate of 150,000,000 Ordinary Shares having an exercise price of $0.07 per Ordinary share, for gross proceeds to the Company of $10,000 prior to deducting placement agent fees and offering expenses (which amounted to $0.98 million).

Under the Exercise Agreement, the Company also agreed to issue to the holder new unregistered warrants to purchase up to 180,000,000 Ordinary Shares (the “Private Placement Warrants”). The Private Placement Warrants will be immediately exercisable, will expire five years following the effectiveness of an initial resale registration statement registering the ADSs issuable upon the exercise of the warrants, and have an exercise price of $0.07 per Ordinary share. The Company also paid $875 in placement agent fees and issued unregistered placement agent warrants to purchase 10,500,000 Ordinary shares on the same terms as the warrant.

Pursuant to the terms of the Exercise Agreements, the holder agreed to exercise the warrants while receiving a-120% warrants coverage, thereby creating a benefit to this warrant holder. As such, the Company recorded a deemed dividend in the amount of $ 2,590.

The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of December 31, 2022:

Issuance date	Number of outstanding Warrants	Exercise price per warrant ($)

March 2018	333,334	$1.0
January 2019	223,810	$0.65
April 2019	492,308	$0.43
May 2019	47,250,000	$0.13
January 2020	23,838,038	$0.12
February 2020	11,250,000	$0.05
June 2020	61,390,260	$0.08
July 2020	29,419,890	$0.08
August 2021	10,500,000	$0.07
December 2021	190,500,000	$0.07

	375,197,640

As of December 31, 2022 and 2021, all of the Company’s outstanding warrants are classified as equity instruments.